Semi-Annual Report 2000






                                                                   Balanced Fund
                                                                     Equity Fund
                                                              Small Company Fund
                                                       International Equity Fund

                                                              September 30, 2000


















        [LOGO]

BROWN CAPITAL MANAGEMENT

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 72.18%

      Commercial Services - 3.59%
           Equifax Inc. ................................................................                 9,525           $   256,580
        (a)Fiserv, Inc. ................................................................                 4,880               292,190
                                                                                                                         -----------
                                                                                                                             548,770
                                                                                                                         -----------
      Computer Software & Services - 4.96%
        (a)Compuware Corporation .......................................................                16,800               140,700
        (a)Microsoft Corporation .......................................................                 4,600               277,150
        (a)Network Associates, Inc. ....................................................                 4,650               105,206
        (a)Oracle Corporation ..........................................................                 3,000               236,250
                                                                                                                         -----------
                                                                                                                             759,306
                                                                                                                         -----------
      Computers - 4.51%
        (a)Dell Computer Corporation ...................................................                 2,800                86,275
        (a)EMC Corporation .............................................................                 2,000               198,250
           International Business Machines Corporation .................................                 3,600               405,000
                                                                                                                         -----------
                                                                                                                             689,525
                                                                                                                         -----------
      Diversified Operations - 3.31%
           General Electric Company ....................................................                 8,765               506,179
                                                                                                                         -----------

      Electronics - 4.87%
        (a)Altera Corporation ..........................................................                 5,400               257,850
           Corning Incorporated ........................................................                   800               237,638
        (a)Solectron Corporation .......................................................                 5,400               249,412
                                                                                                                         -----------
                                                                                                                             744,900
                                                                                                                         -----------
      Electronics - Semiconductor - 3.19%
           Intel Corporation ...........................................................                 5,300               220,613
        (a)SCI Systems, Inc. ...........................................................                 1,300                53,300
        (a)Xilinx, Inc. ................................................................                 2,500               214,062
                                                                                                                         -----------
                                                                                                                             487,975
                                                                                                                         -----------
      Entertainment - 1.82%
           Carnival Corporation ........................................................                11,275               278,352
                                                                                                                         -----------
      Financial - Banks, Money Center - 5.12%
           Citigroup Inc. ..............................................................                 6,866               371,193
           Mellon Financial Corporation ................................................                 5,450               252,744
           The Chase Manhattan Corporation .............................................                 3,469               160,224
                                                                                                                         -----------
                                                                                                                             784,161
                                                                                                                         -----------
      Financial - Securities Brokers - 1.16%
           Franklin Resources, Inc. ....................................................                 4,000               177,560
                                                                                                                         -----------



                                                                                                                         (Continued)
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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial Services - 4.24%
           T. Rowe Price Associates, Inc. ..............................................                 8,225           $   386,061
           USA Education Inc. ..........................................................                 5,475               263,484
                                                                                                                         -----------
                                                                                                                             649,545
                                                                                                                         -----------
      Hand & Machine Tools - 1.22%
           Danaher Corporation .........................................................                 3,750               186,562
                                                                                                                         -----------

      Household Products & Housewares - 0.66%
           The Procter & Gamble Company ................................................                 1,500               100,500
                                                                                                                         -----------

      Insurance - Life & Health - 2.73%
           AFLAC INCORPORATED ..........................................................                65,100               417,047
                                                                                                                         -----------

      Industrial Materials - Specialty - 1.56%
           Fastenal Company ............................................................                41,500               239,144
                                                                                                                         -----------

      Leisure Time - 1.33%
           Harley-Davidson, Inc. .......................................................                 4,250               203,469
                                                                                                                         -----------

      Medical - Biotechnology - 1.22%
           PE Corp-PE Biosystems Group .................................................                 1,600               186,400
                                                                                                                         -----------

      Medical - Hospital Management & Services - 1.99%
        (a)Health Management Associates, Inc. ..........................................                14,600               303,862
                                                                                                                         -----------

      Medical Supplies - 2.03%
        (a)Guidant Corporation .........................................................                 2,100               148,444
           Johnson & Johnson ...........................................................                 1,725               162,042
                                                                                                                         -----------
                                                                                                                             310,486
                                                                                                                         -----------
      Miscellaneous Manufacturing - 0.81%
           Illinois Tool Works Inc. ....................................................                 2,225               124,183
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 1.13%
           Schlumberger Limited ........................................................                 3,750               172,856
                                                                                                                         -----------

      Pharmaceuticals - 5.20%
        (a)Alza Corporation ............................................................                 1,900               164,350
           Cardinal Health, Inc. .......................................................                 4,958               437,234
           Merck & Co., Inc. ...........................................................                 2,600               193,538
                                                                                                                         -----------
                                                                                                                             795,122
                                                                                                                         -----------



                                                                                                                         (Continued)
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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Apparel - 1.72%
           The TJX Companies, Inc. ..................................................                   11,700           $   263,250
                                                                                                                         -----------

      Retail - Department Stores - 0.89%
           Dollar General Corporation ...............................................                    8,114               135,905
                                                                                                                         -----------

      Retail - Grocery - 1.86%
        (a)Safeway, Inc. ............................................................                    6,100               284,794
                                                                                                                         -----------

      Retail - General Merchandise - 1.07%
        (a)Staples, Inc. ............................................................                   11,575               164,220
                                                                                                                         -----------

      Retail - Specialty Line - 2.00%
           The Home Depot, Inc. .....................................................                    5,762               305,746
                                                                                                                         -----------

      Telecommunications - 1.43%
        (a)WorldCom, Inc. ...........................................................                    7,200               218,700
                                                                                                                         -----------

      Telecommunications Equipment - 4.86%
        (a)ADC Telecommunications, Inc. .............................................                    5,400               145,209
        (a)Conexant Systems, Inc. ...................................................                    4,595               192,416
           Nokia Oyj ................................................................                    4,400               175,450
        (a)Tellabs, Inc. ............................................................                    4,800               229,200
                                                                                                                         -----------
                                                                                                                             742,275
                                                                                                                         -----------
      Utilities - Electric - 1.70%
        (a)AES Corporation ..........................................................                    3,800               260,300
                                                                                                                         -----------

           Total Common Stocks (Cost $8,979,466) .............................................................            11,041,094
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest          Maturity
                                                                 Principal            Rate              Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.13%

      United States Treasury Note ............................    $ 20,000           8.000%           11/15/21                24,441
      United States Treasury Note ............................     100,000           7.500%           02/15/05               106,109
      United States Treasury Note ............................      20,000           6.250%           08/15/23                20,394
      United States Treasury Note ............................      90,000           6.375%           08/15/02                90,548
      Federal Home Loan Bank .................................     100,000           5.330%           05/05/04                96,052




                                                                                                                         (Continued)
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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest          Maturity
                                                                 Principal            Rate              Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - (Continued)

      Federal Home Loan Bank Strip ...........................    $100,000           0.000%           07/14/17           $    25,031
      Federal National Mortgage Association ..................     115,000           6.800%           01/10/03               115,726
                                                                                                                         -----------

           Total U.S. Government and Agency Obligations (Cost $478,180) ......................................               478,301
                                                                                                                         -----------

CORPORATE OBLIGATIONS - 9.58%

      Alabama Power Company ..................................      35,000           7.750%           02/01/23                33,198
      AMR Corporation ........................................      10,000          10.000%           02/01/01                10,083
      Associates Corporation .................................     100,000           5.750%           11/01/03                96,620
      AT&T Corporation .......................................      75,000           5.625%           03/15/04                71,531
      Boston Edison Company ..................................      60,000           7.800%           05/15/10                60,848
      Chase Manhattan Corporation ............................      45,000           6.500%           08/01/05                43,706
      Chesapeake & Potomac Telephone of Virginia .............      90,000           7.250%           06/01/12                83,813
      CitiCorp ...............................................      25,000           7.125%           06/01/03                25,109
      Dow Chemical Capital Debentures ........................      15,000           9.200%           06/01/10                16,569
      Ford Motor Credit ......................................      55,000           7.250%           09/01/10                55,022
      ITT Corporation ........................................      95,000           7.375%           11/15/15                84,550
      Merrill Lynch ..........................................     160,000           7.150%           07/30/12               152,724
      Monsanto Company .......................................      95,000           6.210%           02/05/08                89,555
      Nalco Chemical .........................................      50,000           6.250%           05/15/08                47,590
      Nationsbank Corporation ................................      15,000           6.875%           02/15/05                14,880
      Procter & Gamble .......................................     100,000           6.600%           12/15/04                99,562
      RJ Reynolds Tobacco Corp. ..............................      30,000           8.750%           04/15/04                29,325
      The Rouse Company ......................................      35,000           8.500%           01/15/03                35,575
      The Walt Disney Company ................................     100,000           7.750%           09/30/11               100,464
      Time Warner, Inc. ......................................      35,000           9.150%           02/01/23                37,887
      U.S.F. & G. Corporation ................................      90,000           7.125%           06/01/05                89,214
      Wachovia Corporation ...................................     100,000           7.450%           07/15/05               101,809
      Wal-Mart Stores ........................................      80,000           8.070%           12/21/12                86,064
                                                                                                                         -----------

           Total Corporate Obligations (Cost $1,500,708) .....................................................             1,465,698
                                                                                                                         -----------

COMMERCIAL PAPER - 6.91%

      American Express - 6.53%, due 10/02/00 .................   1,056,411                                                 1,056,411
                                                                                                                         -----------
           (Cost $1,056,411)





                                                                                                                         (Continued)
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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.29%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .................................                  710,475            $  710,475
      Evergreen Money Market Treasury Institutional Treasury
           Market Market Fund Institutional Shares ..................................                  710,475               710,475
                                                                                                                          ----------

           Total Investment Companies (Cost $1,420,950) ......................................................             1,420,950
                                                                                                                          ----------



Total Value of Investments (Cost $13,435,715 (b)) ...................................                   101.09 %        $15,462,454
Liabilities In Excess of Other Assets ...............................................                    (1.09)%           (166,491)
                                                                                                        ------          -----------
      Net Assets ....................................................................                   100.00 %        $15,295,963
                                                                                                        ======          ===========



      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ...........................................................................          $ 2,776,177
           Unrealized depreciation ...........................................................................             (749,438)
                                                                                                                        -----------
                       Net unrealized appreciation ...........................................................          $ 2,026,739
                                                                                                                        ===========

      The following acronym is used in this portfolio:

           ADR - American Depository Receipt

















See accompanying notes to financial statements

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2000
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $13,435,715) ..........................................................                $15,462,454
      Cash ..............................................................................................                      4,148
      Income receivable .................................................................................                     46,142
      Other assets ......................................................................................                      1,907
                                                                                                                         -----------

           Total assets .................................................................................                 15,514,651
                                                                                                                         -----------

LIABILITIES
      Accrued expenses ..................................................................................                      2,680
      Payable for investment purchases ..................................................................                    216,008
                                                                                                                         -----------

           Total liabilities ............................................................................                    218,688
                                                                                                                         -----------

NET ASSETS
      (applicable to 821,609 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...........................................                $15,295,963
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($15,295,963 / 821,609 shares) ....................................................................                $     18.62
                                                                                                                         ===========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                $12,663,196
      Undistributed net investment income ...............................................................                      9,178
      Undistributed net realized gain on investments ....................................................                    596,850
      Net unrealized appreciation on investments ........................................................                  2,026,739
                                                                                                                         -----------
                                                                                                                         $15,295,963
                                                                                                                         ===========


















See accompanying notes to financial statements

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2000
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest .......................................................................................               $  58,897
           Dividends ......................................................................................                  69,263
                                                                                                                          ---------

                Total income ..............................................................................                 128,160
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  47,831
           Fund administration fees (note 2) ..............................................................                  12,878
           Custody fees ...................................................................................                   2,106
           Registration and filing administration fees (note 2) ...........................................                   2,205
           Fund accounting fees (note 2) ..................................................................                  12,000
           Audit fees .....................................................................................                   5,516
           Legal fees .....................................................................................                   2,507
           Securities pricing fees ........................................................................                   3,039
           Shareholder recordkeeping fees .................................................................                   4,500
           Shareholder servicing expenses .................................................................                   1,354
           Registration and filing expenses ...............................................................                   4,262
           Printing expenses ..............................................................................                   2,076
           Trustee fees and meeting expenses ..............................................................                   2,006
           Other operating expenses .......................................................................                   1,755
                                                                                                                          ---------

                Total expenses ............................................................................                 104,035
                                                                                                                          ---------

                Less investment advisory fees waived (note 2) .............................................                 (15,412)
                                                                                                                          ---------

                Net expenses ..............................................................................                  88,623
                                                                                                                          ---------

                    Net investment income .................................................................                  39,537
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................                 595,676
      Increase in unrealized appreciation on investments ..................................................                 125,184
                                                                                                                          ---------

           Net realized and unrealized gain on investments ................................................                 720,860
                                                                                                                          ---------

                Net increase in net assets resulting from operations ......................................               $ 760,397
                                                                                                                          =========







See accompanying notes to financial statements

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                    2000 (a)               1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income .....................................................              $    39,537          $    69,780
          Net realized gain from investment transactions ............................                  595,676              853,186
          Increase in unrealized appreciation on investments ........................                  125,184              192,375
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations ..................                  760,397            1,115,341
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net investment income .....................................................                  (32,326)             (67,826)
          Net realized gain from investment transactions ............................                 (376,316)            (670,268)
                                                                                                   -----------          -----------

              Decrease in net assets resulting from distributions ...................                 (408,642)            (738,094)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (b) ......                  665,736            4,298,321
                                                                                                   -----------          -----------

                      Total increase in net assets ..................................                1,017,491            4,675,568

NET ASSETS

     Beginning of period ............................................................               14,278,472            9,602,904
                                                                                                   -----------          -----------

     End of period    (including undistributed net investment income of $9,178
                       at September 30, 2000 and $1,967 at March 31, 2000) ..........              $15,295,963          $14,278,472
                                                                                                   ===========          ===========


(a) Unaudited

(b) A summary of capital share activity follows:
                                                      ------------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2000 (a)                        March 31, 1999

                                                           Shares                Value               Shares                Value
                                                      ------------------------------------------------------------------------------

Shares sold .......................................           36,262          $   664,947              273,858            4,834,949

Shares issued for reinvestment of distributions ...           22,757              408,423               41,152          $   737,421
                                                         -----------          -----------          -----------          -----------

                                                              59,019            1,073,370              315,010            5,572,370

Shares redeemed ...................................          (22,149)            (407,634)             (70,482)          (1,274,049)
                                                         -----------          -----------          -----------          -----------

     Net increase .................................           36,870          $   665,736              244,$28          $ 4,298,321
                                                         ===========          ===========          ===========          ===========




See accompanying notes to financial statements

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

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                          Period ended    Year ended     Year ended     Year ended     Year ended
                                                          September 30,    March 31,      March 31,      March 31,      March 31,
                                                            2000 (a)         2000           1999           1998           1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................   $     18.20    $     17.78    $     16.83    $     13.60    $     13.76

      Income from investment operations
           Net investment income .......................          0.05           0.10           0.13           0.17           0.21
           Net realized and unrealized gain on investments        0.88           1.34           1.39           4.65           0.76
                                                           -----------    -----------    -----------    -----------    -----------

                Total from investment operations .......          0.93           1.44           1.52           4.82           0.97
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income .......................         (0.04)         (0.10)         (0.13)         (0.17)         (0.21)
           Net realized gain from investment transactions        (0.47)         (0.92)         (0.44)         (1.42)         (0.92)
                                                           -----------    -----------    -----------    -----------    -----------

                Total distributions ....................         (0.51)         (1.02)         (0.57)         (1.59)         (1.13)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................   $     18.62    $     18.20    $     17.78    $     16.83    $     13.60
                                                           ===========    ===========    ===========    ===========    ===========

Total return ...........................................          5.29 %         8.22 %         8.99 %        36.19 %         7.03 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ........................   $15,295,963    $14,278,472    $ 9,602,904    $ 6,077,737    $ 3,874,653
                                                           ===========    ===========    ===========    ===========    ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.42 %(b)      1.59 %         2.11 %         2.22 %         2.85 %
           After expense reimbursements and waived fees           1.20 %(b)      1.20 %         1.20 %         1.20 %         1.20 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees          0.32 %(b)      0.21 %        (0.17)%         0.05 %        (0.13)%
           After expense reimbursements and waived fees           0.52 %(b)      0.60 %         0.74 %         1.08 %         1.51 %

      Portfolio turnover rate ..........................         16.53 %        45.01 %        58.38 %        33.54 %        45.58 %


(a) Unaudited.
(b) Annualized.                                                                       See accompanying notes to financial statements

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                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year.


                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



                  Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $15,412 ($0.02 per share) for the period ended September 30, 2000.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


Note 3 -  PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $3,075,591 and $2,008,850, respectively, for the period ended September 30, 2000.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

              For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $0.51 per share distributions for the period ended September 30, 2000, including $0.47 that is classified as long term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.73%

      Building Materials - 1.08%
           Illinois Tool Works Inc. ................................................                   2,400             $   133,950
                                                                                                                         -----------

      Commercial Building Products - 2.05%
           Fastenal Company ........................................................                   4,400                 253,550
                                                                                                                         -----------

      Computer Software & Services - 8.56%
        (a)Compuware Corporation ...................................................                  18,000                 150,750
        (a)Fiserv, Inc. ............................................................                   4,500                 269,437
        (a)Microsoft Corporation ...................................................                   4,700                 283,175
        (a)Network Associates, Inc. ................................................                   4,600                 104,075
           Oracle Corporation ......................................................                   3,200                 252,000
                                                                                                                         -----------
                                                                                                                           1,059,437
                                                                                                                         -----------
      Computers - 5.44%
        (a)Dell Computer Corporation ...............................................                   2,700                  83,194
        (a)EMC Corporation .........................................................                   2,100                 208,163
           International Business Machines Corporation .............................                   3,400                 382,500
                                                                                                                         -----------
                                                                                                                             673,857
                                                                                                                         -----------
      Cosmetics & Personal Care - 0.87%
           Procter & Gamble Company ................................................                   1,600                 107,200
                                                                                                                         -----------

      Diversified Manufacturing - 5.66%
           Corning Incorporated ....................................................                     900                 267,342
           General Electric Company ................................................                   7,500                 433,125
                                                                                                                         -----------
                                                                                                                             700,467
                                                                                                                         -----------
      Electric - Generation - 2.27%
           The AES Corporation .....................................................                   4,100                 280,850
                                                                                                                         -----------

      Electronic Components - Semiconductor - 5.38%
        (a)Conexant Systems, Inc. ..................................................                   4,995                 209,166
           Intel Corporation .......................................................                   5,700                 237,262
        (a)SCI Systems, Inc. .......................................................                   1,400                  57,400
        (a)Xilinx, Inc. ............................................................                   1,900                 162,687
                                                                                                                         -----------
                                                                                                                             666,515
                                                                                                                         -----------
      Electronics - 4.26%
        (a)Altera Corporation ......................................................                   6,000                 286,500
        (a)Solectron Corporation ...................................................                   5,200                 240,175
                                                                                                                         -----------
                                                                                                                             526,675
                                                                                                                         -----------
      Entertainment - 2.42%
           Carnival Corporation ....................................................                  12,120                 299,213
                                                                                                                         -----------


                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Banks, Money Center - 3.73%
           Citigroup Inc. ............................................................                  5,400            $   291,937
           The Chase Manhattan Corporation ...........................................                  3,660                169,046
                                                                                                                         -----------
                                                                                                                             460,983
                                                                                                                         -----------
      Financial Services - 10.58%
           Equifax Inc. ..............................................................                  9,250                249,172
           Mellon Financial Corporation ..............................................                  7,000                324,625
           T. Rowe Price Associates, Inc. ............................................                  8,600                403,663
           USA Education Inc. ........................................................                  6,900                332,063
                                                                                                                         -----------
                                                                                                                           1,309,523
                                                                                                                         -----------
      Hand & Machine Tools - 1.61%
           Danaher Corporation .......................................................                  4,000                199,000
                                                                                                                         -----------

      Health Care Services - Distribution - 3.82%
           Cardinal Health, Inc. .....................................................                  5,362                472,861
                                                                                                                         -----------

      Household Products & Housewares - 1.35%
           Newell Rubbermaid Inc. ....................................................                  7,300                166,531
                                                                                                                         -----------

      Human Resources - 1.12%
           Robert Half International Inc. ............................................                  4,000                138,750
                                                                                                                         -----------

      Insurance - Life & Health - 3.43%
           AFLAC INCORPORATED ........................................................                  6,624                424,350
                                                                                                                         -----------

      Investment Management & Advisory Services - 1.40%
           Franklin Resources, Inc. ..................................................                  3,900                173,121
                                                                                                                         -----------

      Leisure Time - 1.82%
           Harley-Davidson, Inc. .....................................................                  4,700                225,013
                                                                                                                         -----------

      Medical - Hospital Management & Services - 3.06%
        (a)Health Management Associates, Inc. ........................................                 18,200                378,787
                                                                                                                         -----------

      Medical Products - 1.14%
        (a)Guidant Corporation .......................................................                  2,000                141,375
                                                                                                                         -----------

      Medical Supplies - 1.52%
           Johnson & Johnson .........................................................                  2,000                187,875
                                                                                                                         -----------

      Medical Technology Products - 1.41%
           PE Corp-PE Biosystems Group ...............................................                  1,500                174,750
                                                                                                                         -----------

                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 1.40%
           Schlumberger Limited ......................................................                  2,100            $   172,856
                                                                                                                         -----------

      Pharmaceuticals - 2.90%
           ALZA Corporation ..........................................................                  2,000                173,000
           Merck & Co., Inc. .........................................................                  2,500                186,094
                                                                                                                         -----------
                                                                                                                             359,094
                                                                                                                         -----------
      Retail - Discount - 3.30%
           Dollar General Corporation ................................................                  7,598                127,258
           The TJX Companies, Inc. ...................................................                 12,500                281,250
                                                                                                                         -----------
                                                                                                                             408,508
                                                                                                                         -----------
      Retail - Grocery - 2.45%
           Safeway, Inc. .............................................................                  6,500                303,469
                                                                                                                         -----------

      Retail - Specialty - 4.17%
        (a)Staples, Inc. .............................................................                 12,800                181,600
           The Home Depot, Inc. ......................................................                  6,300                334,294
                                                                                                                         -----------
                                                                                                                             515,894
                                                                                                                         -----------
      Telecommunications Equipment - 5.70%
        (a)ADC Telecommunications, Inc. ..............................................                  5,800                155,965
           Lucent Technologies Inc. ..................................................                  3,600                109,800
           Nokia Oyj - ADR ...........................................................                  4,800                191,400
        (a)Tellabs, Inc. .............................................................                  5,200                248,300
                                                                                                                         -----------
                                                                                                                             705,465
                                                                                                                         -----------
      Utilities - Telecommunications - 1.83%
        (a)MCI Worldcom, Inc. ........................................................                  7,450                226,294
                                                                                                                         -----------

           Total Common Stocks (Cost $9,453,318) ............................................................             11,846,213
                                                                                                                         -----------


INVESTMENT COMPANIES - 4.19%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ..................................                375,025                375,025
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ..................................                143,533                143,533
                                                                                                                         -----------

           Total Investment Companies (Cost $518,558) .......................................................                518,558
                                                                                                                         -----------






                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)




Total Value of Investments (Cost $9,971,876 (b)) ..................................               99.92 %                $12,364,771
Other Assets Less Liabilities .....................................................                0.08 %                      9,734
                                                                                                 ------                  -----------
      Net Assets ..................................................................              100.00 %                $12,374,505
                                                                                                 ======                  ===========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ....................................................................                  $3,196,991
           Unrealized depreciation ....................................................................                    (804,096)
                                                                                                                         ----------
                     Net unrealized appreciation ......................................................                  $2,392,895
                                                                                                                         ==========


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt






















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2000
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $9,971,876) .........................................................                $ 12,364,771
      Cash ............................................................................................                       2,076
      Income receivable ...............................................................................                       7,399
      Prepaid expenses ................................................................................                       2,538
                                                                                                                       ------------

           Total assets ...............................................................................                  12,376,784
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                       1,937
      Other liabilities ...............................................................................                         342
                                                                                                                       ------------

           Total liabilities ..........................................................................                       2,279
                                                                                                                       ------------

NET ASSETS
      (applicable to 513,215 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 12,374,505
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($12,374,505 / 513,215 shares) ..................................................................                $      24.11
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $  9,136,739
      Accumulated net investment loss .................................................................                     (24,009)
      Undistributed net realized gain on investments ..................................................                     868,880
      Net unrealized appreciation on investments ......................................................                   2,392,895
                                                                                                                       ------------
                                                                                                                       $ 12,374,505
                                                                                                                       ============

















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2000
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................               $  45,484
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  37,682
           Fund administration fees (note 2) ..............................................................                  10,145
           Custody fees ...................................................................................                   2,006
           Registration and filing administration fees (note 2) ...........................................                   2,326
           Fund accounting fees (note 2) ..................................................................                  12,000
           Audit fees .....................................................................................                   5,516
           Legal fees .....................................................................................                   2,507
           Securities pricing fees ........................................................................                   1,886
           Shareholder recordkeeping fees .................................................................                   4,500
           Other accounting fees (note 2) .................................................................                   1,854
           Shareholder servicing expenses .................................................................                   1,856
           Registration and filing expenses ...............................................................                   3,510
           Printing expenses ..............................................................................                   2,657
           Trustee fees and meeting expenses ..............................................................                   2,006
           Other operating expenses .......................................................................                   1,905
                                                                                                                          ---------

                Total expenses ............................................................................                  92,356
                                                                                                                          ---------

                Less investment advisory fees waived (note 2) .............................................                 (22,863)
                                                                                                                          ---------

                Net expenses ..............................................................................                  69,493
                                                                                                                          ---------

                    Net investment loss ...................................................................                 (24,009)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................                 868,614
      Decrease in unrealized appreciation on investments ..................................................                 (54,837)
                                                                                                                          ---------

           Net realized and unrealized gain on investments ................................................                 813,777
                                                                                                                          ---------

                Net increase in net assets resulting from operations ......................................               $ 789,768
                                                                                                                          =========







See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                    2000 (a)               2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment loss ......................................................               $   (24,009)         $   (39,398)
          Net realized gain from investment transactions ...........................                   868,614            1,393,611
          Decrease in unrealized appreciation on investments .......................                   (54,837)             (80,452)
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations .................                   789,768            1,273,761
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net realized gain from investment transactions ...........................                  (776,536)            (830,681)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (b) .....                 1,967,080              128,944
                                                                                                   -----------          -----------

                      Total increase in net assets .................................                 1,980,312              572,024

NET ASSETS

     Beginning of period ...........................................................                10,394,193            9,822,169
                                                                                                   -----------          -----------

     End of period .................................................................               $12,374,505          $10,394,193
                                                                                                   ===========          ===========

(a) Unaudited.

(b) A summary of capital share activity follows:
                                                    --------------------------------------------------------------------------------
                                                                    Period ended                              Year ended
                                                               September 30, 2000 (a)                       March 31, 2000

                                                            Shares                Value              Shares                Value
                                                    --------------------------------------------------------------------------------

Shares sold ...................................                76,621          $ 1,802,423              52,085          $ 1,201,520

Shares issued for reinvestment of distributions                32,799              753,726              35,138              825,028
                                                          -----------          -----------         -----------          -----------

                                                              109,420            2,556,149              87,223            2,026,548

Shares redeemed ...............................               (24,644)            (589,069)            (81,386)          (1,897,604)
                                                          -----------          -----------         -----------          -----------

     Net increase .............................                84,776          $ 1,967,080               5,837          $   128,944
                                                          ===========          ===========         ===========          ===========



See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Period ended    Year ended     Year ended     Year ended     Year ended
                                                          September 30,    March 31,      March 31,      March 31,      March 31,
                                                            2000 (a)         2000           1999           1998           1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................   $     24.26    $     23.24    $     21.87    $     16.61    $     15.81

      Income from investment operations
           Net investment (loss) income ................         (0.05)         (0.09)         (0.08)         (0.03)          0.05
           Net realized and unrealized gain on investments        1.53           3.13           2.14           7.31           1.36
                                                           -----------    -----------    -----------    -----------    -----------

                Total from investment operations .......          1.48           3.04           2.06           7.28           1.41
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income .......................          0.00           0.00           0.00           0.00          (0.05)
           Net realized gain from investment transactions        (1.63)         (2.02)         (0.69)         (1.98)         (0.56)
           Distributions in excess of net realized gains          0.00           0.00           0.00          (0.04)          0.00
                                                           -----------    -----------    -----------    -----------    -----------

                Total distributions ....................         (1.63)         (2.02)         (0.69)         (2.02)         (0.61)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................   $     24.11    $     24.26    $     23.24    $     21.87    $     16.61
                                                           ===========    ===========    ===========    ===========    ===========

Total return ...........................................          6.44 %        13.41 %         9.34 %        44.68 %         8.91 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ........................   $12,374,505    $10,394,193    $ 9,822,169    $ 8,149,770    $ 4,405,020
                                                           ===========    ===========    ===========    ===========    ===========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.60 %(b)      1.75 %         1.88 %         1.98 %         3.37 %
           After expense reimbursements and waived fees           1.20 %(b)      1.20 %         1.20 %         1.20 %         1.20 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (0.82)%(b)     (0.95)%        (1.07)%        (0.94)%        (1.85)%
           After expense reimbursements and waived fees          (0.42)%(b)     (0.40)%        (0.39)%        (0.16)%        (0.32)%

      Portfolio turnover rate ..........................         17.04 %        52.09 %        67.43 %        38.42 %        34.21 %


(a) Unaudited.
(b) Annualized.                                                                       See accompanying notes to financial statements


                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $22,863 ($0.05 per share) for the period ended September 30, 2000.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $2,797,210 and $1,894,218, respectively, for the period ended September 30, 2000.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

               For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $1.63 per share distributions for the period ended September 30, 2000, including $1.14 that is classified as long term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 86.14%

      Advertising - 1.94%
        (a)Catalina Marketing Corporation ........................................                   43,200              $ 1,625,400
                                                                                                                         -----------

      Biopharmaceuticals - 1.37%
        (a)Gene Logic Inc. .......................................................                   49,900                1,147,700
                                                                                                                         -----------

      Chemicals - 0.14%
        (a)Synthetech, Inc. ......................................................                   44,700                  118,737
                                                                                                                         -----------

      Commercial Services - 15.13%
        (a)Acxiom Corporation ....................................................                   36,700                1,165,225
        (a)Dendrite International, Inc. ..........................................                   66,150                1,773,647
           Fair, Isaac and Company, Incorporated .................................                   41,700                1,754,006
        (a)infoUSA Inc. ..........................................................                   70,100                  350,500
        (a)Manugistics Group, Inc. ...............................................                   40,900                4,013,313
        (a)NetScout Systems, Inc. ................................................                  109,600                2,603,000
        (a)QRS Corporation .......................................................                   60,050                  904,503
        (a)Quintiles Transnational Corp. .........................................                    6,200                   98,812
                                                                                                                         -----------
                                                                                                                          12,663,006
                                                                                                                         -----------
      Computers - 3.02%
        (a)Landmark Systems Corporation ..........................................                  160,981                  664,047
        (a)RadiSys Corporation ...................................................                   36,800                1,860,700
                                                                                                                         -----------
                                                                                                                           2,524,747
                                                                                                                         -----------
      Computer Software & Services - 18.34%
        (a)Advent Software, Inc. .................................................                   27,800                1,942,525
        (a)American Software, Inc. ...............................................                  150,300                  511,967
        (a)Concord Communications, Inc. ..........................................                   91,000                2,411,500
        (a)Datastream Systems, Inc. ..............................................                  129,400                1,666,025
        (a)Engineering Animation, Inc. ...........................................                   70,700                  958,869
        (a)Hyperion Solutions Corporation ........................................                   24,110                  623,846
        (a)Network Associates, Inc. ..............................................                    7,287                  164,868
        (a)Peregrine Systems, Inc. ...............................................                   54,075                1,024,045
        (a)SPSS Inc. .............................................................                   79,900                2,142,319
        (a)Structural Dynamics Research Corporation ..............................                  111,900                1,832,363
        (a)Transaction Systems Architects, Inc. ..................................                  127,400                2,070,250
                                                                                                                         -----------
                                                                                                                          15,348,577
                                                                                                                         -----------
      Electronics - 1.31%
        (a)Molecular Devices Corporation .........................................                   11,200                1,100,400
                                                                                                                         -----------

      Electronics - Semiconductor - 1.00%
        (a)Medialink Worldwide Incorporated ......................................                  119,300                  835,100
                                                                                                                         -----------

                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial Services - 2.61%
           T. Rowe Price Associates, Inc. ..........................................                  10,400             $   488,150
        (a)The BISYS Group, Inc. ...................................................                  21,900               1,693,144
                                                                                                                         -----------
                                                                                                                           2,181,294
                                                                                                                         -----------
      Foreign Securities - 0.16%
           Cordiant Communications Group plc - ADR .................................                   6,967                 131,067
                                                                                                                         -----------

      Hand & Machine Tools - 1.16%
        (a)Flow International Corporation ..........................................                  89,000                 967,875
                                                                                                                         -----------

      Machine - Diversified - 1.04%
        (a)Cognex Corporation ......................................................                  22,100                 871,569
                                                                                                                         -----------

      Medical - Biotechnology - 9.87%
        (a)Affymetrix, Inc. ........................................................                  13,200                 658,350
        (a)BioReliance Corporation .................................................                  76,400               1,146,000
        (a)Cerner Corporation ......................................................                  43,900               2,038,606
        (a)Human Genome Sciences, Inc. .............................................                   8,200               1,419,625
        (a)Incyte Genomics, Inc. ...................................................                  14,400                 592,200
        (a)Pharmacopeia, Inc. ......................................................                  48,600               1,239,300
        (a)Synbiotics Corporation ..................................................                  12,400                  25,963
        (a)Tripos, Inc. ............................................................                  39,800               1,144,250
                                                                                                                         -----------
                                                                                                                           8,264,294
                                                                                                                         -----------
      Medical Supplies - 8.47%
           Diagnostic Products Corporation .........................................                  69,800               3,743,025
        (a)Eclipse Surgical Technologies, Inc. .....................................                 185,227                 740,908
        (a)Techne Corporation ......................................................                  23,300               2,609,600
                                                                                                                         -----------
                                                                                                                           7,093,533
                                                                                                                         -----------
      Pharmaceuticals - 9.54%
        (a)Albany Molecular Research, Inc. .........................................                  46,200               2,595,863
        (a)Applied Analytical Industries, Inc. .....................................                 138,000               1,069,500
        (a)Kendle International Inc. ...............................................                 115,000                 959,537
        (a)King Pharmaceuticals, Inc. ..............................................                  36,243               1,211,875
        (a)Lynx Therapeutics, Inc. .................................................                      81                   2,536
        (a)Professional Detailing, Inc. ............................................                  37,700               2,148,900
                                                                                                                         -----------
                                                                                                                           7,988,211
                                                                                                                         -----------
      Real Estate Investment Trust - 0.63%
           Post Properties, Inc. ...................................................                  12,200                 531,462
                                                                                                                         -----------


                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Restaurants & Food Services - 7.32%
        (a)Panera Bread Company ....................................................                 130,800              $2,730,450
        (a)The Cheesecake Factory Incorporated .....................................                  78,600               3,399,450
                                                                                                                         -----------
                                                                                                                           6,129,900
                                                                                                                         -----------
      Retail - General Merchandise - 1.25%
        (a)Restoration Hardware, Inc. ..............................................                 298,400               1,044,400
                                                                                                                         -----------

      Retail - Specialty Line - 0.98%
           Fastenal Company ........................................................                  14,300                 824,037
                                                                                                                         -----------

      Scientific & Technological Instruments - 0.86%
        (a)Dionex Corporation ......................................................                   1,100                  30,388
        (a)FEI Company .............................................................                  31,900                 691,831
                                                                                                                         -----------
                                                                                                                             722,219
                                                                                                                         -----------


           Total Common Stocks (Cost $50,604,747) ..........................................................              72,113,528
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Principal
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 3.94%

           American Express - 6.53%, due 10/02/00 ..................................             $ 3,297,451               3,297,451
                       (Cost $3,297,451)                                                                                 -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.02%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ................................               3,775,374               3,775,374
      Evergreen Money Market Treasury Institutional Treasury
           Market Fund Institutional Service Shares ................................               3,775,374               3,775,374
                                                                                                                         -----------

           Total Investment Companies (Cost $7,550,748 ) ...................................................               7,550,748
                                                                                                                         -----------


Total Value of Investments (Cost $61,452,946 (b)) ..................................                   99.10 %           $82,961,727
Other Assets Less Liabilities ......................................................                    0.90 %               751,165
                                                                                                      ------             -----------
      Net Assets ...................................................................                  100.00 %           $83,712,892
                                                                                                      ======             ===========





                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)



      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $26,917,622
           Unrealized depreciation .........................................................................             (5,408,841)
                                                                                                                        -----------
                       Net unrealized appreciation .........................................................            $21,508,781
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



























See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2000
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $61,452,946) ........................................................                $ 82,961,727
      Cash ............................................................................................                     558,294
      Income receivable ...............................................................................                      45,214
      Receivable for fund shares sold .................................................................                     213,100
      Other assets ....................................................................................                       5,767
                                                                                                                       ------------

           Total assets ...............................................................................                  83,784,102
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                       1,691
      Payable for investment purchases ................................................................                      35,329
      Other liabilities ...............................................................................                      34,190
                                                                                                                       ------------

           Total liabilities ..........................................................................                      71,210
                                                                                                                       ------------

NET ASSETS
      (applicable to 2,505,269 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 83,712,892
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($83,712,892 / 2,505,269 shares) ................................................................                $      33.41
                                                                                                                       ============


NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 60,704,563
      Accumulated net investment loss .................................................................                    (198,425)
      Undistributed net realized gain on investments ..................................................                   1,697,973
      Net unrealized appreciation on investments ......................................................                  21,508,781
                                                                                                                       ------------
                                                                                                                       $ 83,712,892
                                                                                                                       ============












See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2000
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $    12,626
           Dividends .....................................................................................                  209,071
           Miscellaneous .................................................................................                    1,621
                                                                                                                        -----------

                Total income .............................................................................                  223,318
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                  313,812
           Fund administration fees (note 2) .............................................................                   53,339
           Custody fees ..................................................................................                    2,908
           Registration and filing administration fees (note 2) ..........................................                    4,092
           Fund accounting fees (note 2) .................................................................                   12,000
           Audit fees ....................................................................................                    2,507
           Legal fees ....................................................................................                    5,516
           Securities pricing fees .......................................................................                    2,062
           Shareholder recordkeeping fees ................................................................                    4,500
           Shareholder servicing expenses ................................................................                    2,507
           Registration and filing expenses ..............................................................                    9,275
           Printing expenses .............................................................................                    4,712
           Trustee fees and meeting expenses .............................................................                    2,006
           Other operating expenses ......................................................................                    2,507
                                                                                                                        -----------

                Total expenses ...........................................................................                  421,743
                                                                                                                        -----------

                    Net investment loss ..................................................................                 (198,425)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                1,902,675
      Increase in unrealized appreciation on investments .................................................                4,687,315
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                6,589,990
                                                                                                                        -----------

                Net increase in net assets resulting from operations .....................................              $ 6,391,565
                                                                                                                        ===========











See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                    2000 (a)               2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment loss ......................................................               $  (198,425)         $  (329,472)
          Net realized gain from investment transactions ...........................                 1,902,675            4,978,403
          Increase in unrealized appreciation on investments .......................                 4,687,315           15,894,471
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations .................                 6,391,565           20,543,402
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net realized gain from investment transactions ...........................                (3,224,882)          (3,150,167)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (b) .....                19,526,576           19,548,813
                                                                                                   -----------          -----------

                      Total increase in net assets .................................                22,693,259           36,942,048

NET ASSETS

     Beginning of period ...........................................................                61,019,633           24,077,585
                                                                                                   -----------          -----------

     End of period .................................................................               $83,712,892          $61,019,633
                                                                                                   ===========          ===========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2000 (a)                        March 31, 2000

                                                            Shares               Value                Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ............................................     795,736          $24,619,008              938,827          $27,362,789

Shares issued for reinvestment of distributions ........     101,262            3,075,335               89,749            2,538,093
                                                         -----------          -----------          -----------          -----------

                                                             896,998           27,694,343            1,028,576           29,900,882

Shares redeemed ........................................    (273,489)          (8,167,767)            (382,550)         (10,352,069)
                                                         -----------          -----------          -----------          -----------

     Net increase ......................................     623,509          $19,526,576              646,026          $19,548,813
                                                         ===========          ===========          ===========          ===========





See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Period ended    Year ended     Year ended     Year ended     Year ended
                                                          September 30,    March 31,      March 31,      March 31,      March 31,
                                                            2000 (a)         2000           1999           1998           1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................  $     32.43    $     19.48    $     21.02    $     15.01    $     15.13

      Income (loss) from investment operations
           Net investment loss ..........................        (0.08)         (0.18)         (0.12)         (0.11)         (0.03)
           Net realized and unrealized gain (loss)
                on investments ..........................         2.72          15.25          (1.19)          6.36           0.27
                                                           -----------    -----------    -----------    -----------    -----------

                Total from investment operations ........         2.64          15.07          (1.31)          6.25           0.24
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net realized gain from investment transactions        (1.66)         (2.12)         (0.23)         (0.24)         (0.36)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ..........................  $     33.41    $     32.43    $     19.48    $     21.02    $     15.01
                                                           ===========    ===========    ===========    ===========    ===========

Total return ............................................         8.67 %        78.85 %        (6.27) %       41.84 %         1.56 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period .........................  $83,712,892    $61,019,633    $24,077,585    $11,565,944    $ 6,518,687
                                                           ===========    ===========    ===========    ===========    ===========


      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.34 %(b)      1.48 %         1.85 %         2.05 %         2.70 %
           After expense reimbursements and waived fees           1.34 %(b)      1.43 %         1.50 %         1.50 %         1.50 %

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees         (0.64)%(b)     (0.99)%        (1.33)%        (1.23)%        (1.50)%
           After expense reimbursements and waived fees          (0.64)%(b)     (0.94)%        (0.98)%        (0.68)%        (0.30)%

      Portfolio turnover rate ...........................         8.12 %        28.26 %        29.45 %        11.64 %        13.39 %

(a)   Unaudited.
(b)   Annualized.



See accompanying notes to financial statements


                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.




                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $20,534,200 and $4,219,609, respectively, for the period ended September 30, 2000.



                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

              For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $1.66 per share distributions for the period ended September 30, 2000, including $1.45 that is classified as long term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 91.07%

      Australian Equities - 3.91%
           Goodman Fielder Limited .................................................                  61,000              $   39,563
           National Australia Bank Limited .........................................                   2,900                  40,147
           Westpac Banking Corporation Limited .....................................                   6,000                  41,520
                                                                                                                          ----------
                                                                                                                             121,230
                                                                                                                          ----------
      Austrian Equity - 1.19%
           OMV AG ..................................................................                     510                  36,834
                                                                                                                          ----------

      Belgium Equity - 1.45%
           Dexia ...................................................................                     302                  44,992
                                                                                                                          ----------

      Bermuda Equities - 1.60%
           Ace Limited .............................................................                     650                  25,269
           XL Capital Ltd. - Class A ...............................................                     330                  24,420
                                                                                                                          ----------
                                                                                                                              49,689
                                                                                                                          ----------
      Brazilian Equities - 1.63%
        (a)America Online Latin America, Inc. ......................................                   3,700                  29,137
        (a)Petroleo Brasileiro S.A. - ADR ..........................................                     750                  21,281
                                                                                                                          ----------
                                                                                                                              50,418
                                                                                                                          ----------
      British Equities - 12.56%
           Allied Zurich Plc .......................................................                   3,600                  40,840
           Amvescap Plc ............................................................                   4,000                  86,317
           Enterprise Oil plc ......................................................                   2,700                  22,028
           J Sainsbury plc .........................................................                   4,400                  24,191
           LASMO plc ...............................................................                   9,900                  18,788
           Man Group plc ...........................................................                   5,000                  37,808
           Morgan Crucible Company plc .............................................                   6,500                  24,863
           Rolls-Royce plc .........................................................                  16,000                  40,210
        (a)Shire Pharmaceuticals Group PLC .........................................                   2,200                  37,843
           Unigate plc .............................................................                   5,400                  16,357
           United News & Media plc .................................................                   3,700                  39,785
                                                                                                                          ----------
                                                                                                                             389,030
                                                                                                                          ----------
      Canadian Equities - 4.42%
           Noranda, Inc. ...........................................................                   2,900                  27,389
           Royal Bank of Canada ....................................................                     800                  47,600
           The Toronto-Dominion Bank ...............................................                     400                  11,919
           The Toronto-Dominion Bank - ADR .........................................                   1,700                  50,150
                                                                                                                          ----------
                                                                                                                             137,058
                                                                                                                          ----------
      Danish Equity - 1.64%
        (a)Danske Bank .............................................................                     400                  50,800
                                                                                                                          ----------



                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      French Equities - 5.16%
           Alcatel ...................................................................                    500             $   31,975
           Alstom ....................................................................                  2,000                 46,132
           Aventis S. A ..............................................................                    400                 29,990
           Pechiney SA ...............................................................                    800                 31,966
           Scor ......................................................................                    450                 19,648
                                                                                                                          ----------
                                                                                                                             159,711
                                                                                                                          ----------
      German Equities - 4.61%
           Adidas-Salomon AG .........................................................                    800                 43,751
           ProSieben Media AG ........................................................                    300                 34,136
           Rhoen-Klinikum AG .........................................................                  1,400                 65,079
                                                                                                                          ----------
                                                                                                                             142,966
                                                                                                                          ----------
      Hong Kong Equities - 1.73%
           CLP Holdings Limited ......................................................                  3,500                 15,713
           Esprit Holdings Limited ...................................................                 46,000                 37,762
                                                                                                                          ----------
                                                                                                                              53,475
                                                                                                                          ----------
      Hungarian Equity - 1.22%
           Magyar Tavkozlesi Rt - ADR ................................................                  1,600                 37,700
                                                                                                                          ----------

      Indian Equity - 0.67%
        (a)Videsh Sanchar Nigam Ltd. - GDR ...........................................                  2,600                 20,800
                                                                                                                          ----------

      Isralian Equity - 2.42%
        (a)Partner Communications Company Ltd. - ADR .................................                  3,100                 23,831
           Teva Pharmaceutical Industries Ltd. .......................................                    700                 51,231
                                                                                                                          ----------
                                                                                                                              75,062
                                                                                                                          ----------
      Japanese Equities - 9.46%
           Autobacs Seven Co., Ltd. ..................................................                  1,400                 40,507
           Coca-Cola West Japan Company Limited ......................................                  2,000                 66,556
           Daito Trust Construction Co., Ltd. ........................................                  3,400                 54,969
           Futaba Corporation ........................................................                  1,200                 48,697
        (a)House Foods Corporation ...................................................                  3,000                 41,154
        (a)Ono Pharmaceutical Co., Ltd. ..............................................                  1,000                 41,043
                                                                                                                          ----------
                                                                                                                             292,926
                                                                                                                          ----------
      Korean Equity - 0.87%
        (a)Korea Telecom Corporation - ADR ...........................................                    800                 26,900
                                                                                                                          ----------

      Luxembourg Equity - 1.48%
           Societe Europeene des Satellites ..........................................                    300                 45,912
                                                                                                                          ----------



                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Mexican Equities - 3.23%
           Cemex S.A. de C.V ...........................................................                 7,400            $   29,833
           Fomento Economico Mexicano, S.A. de C.V. - ADR ..............................                   800                31,200
        (a)Wal-Mart de Mexico SA de CV .................................................                18,700                39,150
                                                                                                                          ----------
                                                                                                                             100,183
                                                                                                                          ----------
      Netherlands Equities - 9.63%
           ABN AMRO Holding NV .........................................................                 1,716                39,958
           Akzo Nobel N.V ..............................................................                 1,300                54,812
           Buhrmann NV .................................................................                 1,500                37,708
           DSM NV ......................................................................                 1,200                35,036
           Koninklijke (Royal) Philips Electronics N.V .................................                   876                37,684
           Vedior NV ...................................................................                 3,200                46,573
           Royal Vendex KBB N. V .......................................................                 3,435                46,570
                                                                                                                          ----------
                                                                                                                             298,341
                                                                                                                          ----------
      New Zealand Equity - 1.23%
           Telecom Corporation of New Zealand Limited ..................................                15,300                38,180
                                                                                                                          ----------

      Norwegian Equity - 0.50%
           Storebrand ASA ..............................................................                 2,200                15,631
                                                                                                                          ----------

      Portugal Equity - 1.86%
           Portugal Telecom SA - rights attached .......................................                 5,600                57,546
                                                                                                                          ----------

      Singapore Equity - 1.76%
        (a)Creative Technology Limited .................................................                 1,400                29,621
        (a)ST Assembly Test Services Limited ...........................................                 1,300                24,863
                                                                                                                          ----------
                                                                                                                              54,484
                                                                                                                          ----------
      Spanish Equities - 6.51%
           Endesa S.A ..................................................................                 2,200                41,334
           Repsol-YPF, S.A .............................................................                 2,200                40,460
        (a)Telefonica, S.A .............................................................                   862                51,235
           Telefonica Publicidad e Informacion, S.A ....................................                 3,200                27,097
           Union Electrica Fenosa, S.A .................................................                 2,300                41,407
                                                                                                                          ----------
                                                                                                                             201,533
                                                                                                                          ----------
      Swedish Equities - 3.78%
           Holmen AB - B Shares ........................................................                 1,200                27,962
        (a)Nordic Baltic Holding (NBH) AB ..............................................                 2,540                17,871
           Skandinaviska Enskilda Banken (SEB) .........................................                 2,420                29,198
           Volvo AB ....................................................................                 2,620                42,193
                                                                                                                          ----------
                                                                                                                             117,224
                                                                                                                          ----------



                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2000
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                        Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Swiss Equities - 6.55%
        (a)ABB Ltd. .................................................................                      628             $  61,116
        (a)Distefora Holding AG .....................................................                      250                58,362
           Gretag Imaging Group .....................................................                      200                45,531
           Swisscom AG ..............................................................                      155                38,025
                                                                                                                          ----------
                                                                                                                             203,034
                                                                                                                          ----------

                       Total Common Stocks (Cost $2,713,362) .................................................             2,821,659
                                                                                                                          ----------

INVESTMENT COMPANIES - 9.12%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .................................                  141,301               141,301
      Evergreen Money Market Treasury Institutional Treasury
           Market Market Fund Institutional Shares ..................................                  141,301               141,301
                                                                                                                          ----------

           Total Investment Companies (Cost $282,602) ........................................................               282,602
                                                                                                                          ----------

Total Value of Investments (Cost $2,995,964 (b)) ....................................                   100.19 %         $3,104,261
Liabilities in Excess of Other Assets ...............................................                    (0.19)%             (6,046)
                                                                                                        ------           ----------
      Net Assets ....................................................................                   100.00 %         $3,098,215
                                                                                                        ======           ==========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ...........................................................................           $  302,532
           Unrealized depreciation ...........................................................................             (194,235)
                                                                                                                         ----------
                       Net unrealized appreciation ...........................................................           $  108,297
                                                                                                                         ==========


      The following acronyms are used in this portfolio:

           AB - Aktiebolag (Swedish)
           ADR - American Depository Receipt
           AG - Aktiengesellschaft (German)
           GDR - Global Depository Receipt
           NV - Naamloze Vennootschap (Dutch)
           PLC - Public Limited Company (British)
           SA - Socieded Anonima (Spanish)
           SA - Societe Anonyme (French)


See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2000
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $2,995,964) ................................................................          $ 3,104,261
      Income receivable (cost $6,633) ........................................................................                6,610
      Receivable for investments sold ........................................................................                5,068
      Prepaid expenses .......................................................................................                1,328
      Due from advisor (note 2) ..............................................................................               10,457
                                                                                                                        -----------

             Total assets ....................................................................................            3,127,724
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .......................................................................................                7,164
      Other liabilities ......................................................................................                  117
      Disbursements in excess of cash on demand deposit ......................................................               22,228
                                                                                                                        -----------

             Total liabilities ...............................................................................               29,509
                                                                                                                        -----------

NET ASSETS
      (applicable to 281,437 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ................................................          $ 3,098,215
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($3,098,215 / 281,437 shares) ..........................................................................          $     11.01
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ........................................................................................          $ 3,021,466
      Undistributed net investment income ....................................................................                7,985
      Accumulated net realized loss on investments and foreign currency transactions .........................              (39,510)
      Net unrealized appreciation on investments and translation of assets
             and liabilities in foreign currencies ...........................................................              108,274
                                                                                                                        -----------
                                                                                                                        $ 3,098,215
                                                                                                                        ===========














See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2000
                                                             (Unaudited)


NET INVESTMENT INCOME

              Income
                    Dividends (net of withholding taxes of $4,478) ..........................................             $  27,637
                                                                                                                          ---------

              Expenses
                    Investment advisory fees (note 2) .......................................................                 9,822
                    Fund administration fees (note 2) .......................................................                 1,719
                    Custody fees ............................................................................                 3,510
                    Registration and filing administration fees (note 2) ....................................                   575
                    Fund accounting fees (note 2) ...........................................................                12,000
                    Audit fees ..............................................................................                 7,521
                    Legal fees ..............................................................................                 2,507
                    Securities pricing fees .................................................................                 5,707
                    Shareholder recordkeeping fees ..........................................................                 4,500
                    Other accounting fees (note 2) ..........................................................                10,281
                    Shareholder servicing expenses ..........................................................                 1,052
                    Registration and filing expenses ........................................................                 1,855
                    Printing expenses .......................................................................                   902
                    Trustee fees and meeting expenses .......................................................                 2,357
                    Other operating expenses ................................................................                   602
                                                                                                                          ---------

                        Total expenses ......................................................................                64,910
                                                                                                                          ---------

                        Less:
                             Expense reimbursements (note 2) ................................................               (35,436)
                             Investment advisory fees waived (note 2) .......................................                (9,822)
                                                                                                                          ---------

                        Net expenses ........................................................................                19,652
                                                                                                                          ---------

                             Net investment income ..........................................................                 7,985
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

              Net realized loss from investment and foreign currency  transactions ..........................               (39,342)
              Decrease in unrealized  appreciation on investments and translation of assets
                    and liabilities in foreign currencies ...................................................               (94,848)
                                                                                                                          ---------

                    Net realized and unrealized loss on investments .........................................              (134,190)
                                                                                                                          ---------

                        Net decrease in net assets resulting from operations ................................             $(126,205)
                                                                                                                          =========




See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended        Period ended
                                                                                                    September 30,         March 31,
                                                                                                      2000 (a)            2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income ..............................................................       $    7,985          $    1,339
          Net realized (loss) gain from investment transactions ..............................          (39,342)             45,215
          (Decrease) increase in unrealized appreciation on investments
             and translation of assets and liablities in foreign currencies ..................          (94,848)            203,122
                                                                                                     ----------          ----------

             Net (decrease) increase in net assets resulting from operations .................         (126,205)            249,676
                                                                                                     ----------          ----------

     Distributions to shareholders from
          Net investment income ..............................................................                0              (1,339)
          Net realized gain from investment transactions .....................................          (44,714)                  0
          Tax distribution in excess of net investment income ................................                0                (669)
                                                                                                     ----------          ----------

             Decrease in net assets resulting from distributions .............................          (44,714)             (2,008)
                                                                                                     ----------          ----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (c) ...............        1,621,597           1,399,869
                                                                                                     ----------          ----------

                    Total increase in net assets .............................................        1,450,678           1,647,537

NET ASSETS
     Beginning of period .....................................................................        1,647,537                   0
                                                                                                     ----------          ----------

     End of period (including undistributed net investment income
                    of $7,985 at September 30, 2000 and $1,339 at March 31, 2000).............       $3,098,215          $1,647,537
                                                                                                     ==========          ==========



(a) Unaudited.
(b) For the period from May 28, 1999 (commencement of operations) to March 31, 2000.
(c) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                      Period ended                            Period ended
                                                                 September 30, 2000 (a)                    March 31, 2000 (b)

                                                               Shares              Value               Shares              Value
                                                            ------------------------------------------------------------------------

Shares sold ................................................    138,262          $1,577,293             139,161          $1,398,376

Shares issued for reinvestment of distributions ............      3,899              44,448                 179               2,008
                                                             ----------          ----------          ----------          ----------
                                                                142,161           1,621,741             139,340           1,400,384

Shares redeemed ............................................        (12)               (144)                (52)               (515)
                                                             ----------          ----------          ----------          ----------

     Net increase ..........................................    142,149          $1,621,597             139,288          $1,399,869
                                                             ==========          ==========          ==========          ==========

See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Period ended          Period ended
                                                                                              September 30,           March 31,
                                                                                                2000 (a)              2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................................       $     11.83           $     10.00

      (Loss) income from investment operations
             Net investment income ....................................................              0.03                  0.02
             Net realized and unrealized (loss) gain on investments and translation of
                    assets and liabilities in foreign currencies ......................             (0.55)                 1.83
                                                                                              -----------           -----------

                    Total from investment operations ..................................             (0.52)                 1.85
                                                                                              -----------           -----------

      Distributions to shareholders from
             Net investment income ....................................................              0.00                 (0.02)
             Net realized gain from investment transactions ...........................             (0.30)                 0.00
                                                                                              -----------           -----------

                    Total distributions ...............................................             (0.30)                (0.02)
                                                                                              -----------           -----------

Net asset value, end of period ........................................................       $     11.01           $     11.83
                                                                                              ===========           ===========

Total return ..........................................................................             (4.56)%               18.56 %
                                                                                              ===========           ===========


Ratios/supplemental data

      Net assets, end of period .......................................................       $ 3,098,215           $ 1,647,537
                                                                                              ===========           ===========


      Ratio of expenses to average net assets
             Before expense reimbursements and waived fees ............................              6.60 %(c)             9.23 %(c)
             After expense reimbursements and waived fees .............................              2.00 %(c)             2.00 %(c)

      Ratio of net investment income (loss) to average net assets
             Before expense reimbursements and waived fees ............................             (3.79)%(c)            (7.11)%(c)
             After expense reimbursements and waived fees .............................              0.81 %(c)             0.12 %(c)

      Portfolio turnover rate .........................................................              6.05 %               23.61 %


(a) Unaudited.
(b) For the period from May 28, 1999 (commencement of operations) to March 31, 2000.
(c) Annualized.









See accompanying notes to financial statements


             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management International Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in foreign countries. The Fund began operations on May 28, 1999. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D.  Distributions   to   Shareholders  -  The  Fund  will  made  a
                  determination each year as to the distribution of its net investment income, if any, and of its realized capital gains, if any, based upon tax considerations both at the Fund level, and the tax considerations of its shareholders. There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



              F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

                  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

                  Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% on the first $100 million of the average daily net assets of the Fund and 0.75% of the average daily net assets over $100 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $9,822 ($0.06 per share) and has voluntarily agreed to reimburse $35,436 of the Fund's operating expenses for the period ended September 30, 2000.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also received a monthly fee of $2,000 for accounting and recordkeeping services during this time period. The contract with the Administrator provides that the aggregate fees for the aforementioned administration fees shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2000
                                   (Unaudited)



              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,492,935 and $109,224, respectively, for the period ended September 30, 2000.

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II










For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

The Nottingham Company                         Brown Capital Management
105 North Washington Street                    1201 North Calvert Street
Post Office Drawer 69                          Baltimore, Maryland 21202
Rocky Mount, North Carolina 27802-0069


Toll-Free Telephone:                           Toll-Free Telephone:

1-800-525-3863                                 1-877-892-4BCM, 1-877-892-4226


World Wide Web @:                              World Wide Web @:

ncfunds.com                                    browncapital.com









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